Regulation and Rates - Schedule of Net Regulatory Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Asset, Amortization Period	1 year
Regulatory Assets	$ 1,712,085	$ 1,421,272
Regulatory Liabilities	(1,878,769)	(1,886,750)
Deferred income tax charge
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liabilities	$ (498)	(651)
Regulatory liabilities related to power contracts
Schedule of Regulatory Assets and Liabilities [Line Items]
Net Regulatory Assets, Remaining Amortization Period, Max	26 years
Net Regulatory Assets, Remaining Amortization Period, Min	2 years
Regulatory Liabilities	$ (26,443)	(30,566)
Various other regulatory liabilities
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liabilities	(1,190)	(1,193)
Net Regulatory Asset (Liability)
Schedule of Regulatory Assets and Liabilities [Line Items]
Net Regulatory Assets	$ (166,684)	(465,478)
Requlatory Assets Related to Power Contracts
Schedule of Regulatory Assets and Liabilities [Line Items]
Net Regulatory Assets, Remaining Amortization Period, Max	26 years
Net Regulatory Assets, Remaining Amortization Period, Min	2 years
Regulatory Assets	$ 3,705	4,779
Puget Sound Energy
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets	1,708,380	1,416,493
Regulatory Liabilities	(1,851,634)	(1,855,642)
Puget Sound Energy | Removal Costs
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liabilities	(822,090)	(748,095)
Puget Sound Energy | Deferred income tax charge
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liabilities	(699,225)	(722,558)
Puget Sound Energy | Repurposed production tax credits [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liabilities	$ (103,689)	(110,746)
Puget Sound Energy | PGA Liability
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liability, Amortization Period	2 years
Regulatory Liabilities	$ (65,931)	(58,657)
Puget Sound Energy | Deferred decoupling revenue, net [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liability, Amortization Period	2 years
Regulatory Liabilities	$ (48,249)	(63,890)
Puget Sound Energy | Climate Commitment Act auction proceeds
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liabilities	(46,367)	0
Puget Sound Energy | Climate Commitment Act Recovery
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liabilities	(28,647)	(97,694)
Puget Sound Energy | Various other regulatory liabilities
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liabilities	(37,436)	(54,002)
Puget Sound Energy | Net Regulatory Asset (Liability)
Schedule of Regulatory Assets and Liabilities [Line Items]
Net Regulatory Assets	(143,254)	(439,149)
Puget Sound Energy | PCA Unrealized Loss
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets	451,359	284,166
Puget Sound Energy | Environmental remediation
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets	179,129	180,245
Puget Sound Energy | PCA Mechanism [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets	$ 143,687	61,202
Puget Sound Energy | Storm Costs [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Net Regulatory Assets, Remaining Amortization Period, Max	4 years
Net Regulatory Assets, Remaining Amortization Period, Min	1 year
Regulatory Assets	$ 126,237	120,431
Puget Sound Energy | Climate Commitment Act Recovery
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets	99,388	0
Puget Sound Energy | Energy Conservation Costs [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets	$ 97,320	75,373
Puget Sound Energy | Automatic meter reading
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Asset, Amortization Period	18 years
Regulatory Assets	$ 92,685	98,572
Puget Sound Energy | PGA unrealized loss
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets	$ 73,352	66,929
Puget Sound Energy | Baker Dam Licensing Operating Maintenance Costs [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Hydro license term	50 years
Regulatory Assets	$ 59,175	56,201
Puget Sound Energy | Deferred Washington Commission AFUDC
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Asset, Amortization Period	30 years
Regulatory Assets	$ 54,985	55,427
Puget Sound Energy | Deferred decoupling revenue, net [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Asset, Amortization Period	2 years
Regulatory Assets	$ 43,419	51,838
Puget Sound Energy | Chelan PUD contract initiation
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Asset, Amortization Period	5 years 9 months 18 days
Regulatory Assets	$ 41,347	48,435
Puget Sound Energy | WUTC COVID-19
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets	40,966	37,089
Puget Sound Energy | WUTC LNG
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets	$ 31,269	38,070
Puget Sound Energy | Unamortized loss on reacquired debt
Schedule of Regulatory Assets and Liabilities [Line Items]
Net Regulatory Assets, Remaining Amortization Period, Max	42 years
Net Regulatory Assets, Remaining Amortization Period, Min	2 years
Regulatory Assets	$ 27,749	29,680
Puget Sound Energy | Generation plant maintenance, less Colstrip
Schedule of Regulatory Assets and Liabilities [Line Items]
Net Regulatory Assets, Remaining Amortization Period, Max	9 years
Net Regulatory Assets, Remaining Amortization Period, Min	1 year
Regulatory Assets	$ 27,278	18,975
Puget Sound Energy | Lower Snake River
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Asset, Amortization Period	11 years 4 months 24 days
Regulatory Assets	$ 26,844	35,429
Puget Sound Energy | Lease obligation
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets	22,542	18,862
Puget Sound Energy | Various other regulatory assets
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets	$ 69,649	$ 139,569